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                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM

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 1.     Name and address of issuer: PANORAMA PLUS SEPARATE ACCOUNT
                                    100 BRIGHT MEADOW BLVD
                                    ENFIELD, CT 06082

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 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or
        classes):              [X]

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 3.     Investment Company Act File Number: 811-06530

        Securities Act File Number: 033-45122

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 4(a).  Last day of fiscal year for which this Form is filed: DECEMBER 31, 2013


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 4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2))

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form

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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during the
               fiscal year pursuant to
               section 24(f):                                    $    1,335,284
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       (ii)    Aggregate price of
               securities redeemed or
               Repurchased during the
               fiscal year:                   $   10,187,337
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       (iii)   Aggregate price of
               securities redeemed or
               Repurchased during any
               prior fiscal year ending no
               earlier than October 11,
               1995 that were not
               previously used to reduce
               registration fees payable
               to the Commission.             $  892,345,825
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       (iv)    Total available redemption
               credits [add items 5(ii)
               and 5(iii)                                        $  902,533,162
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       (v)     Net sales - if Items 5(i)
               is greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                       $            0
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       (vi)    Redemption credits
               available for use in future
               years - if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                    $(901,197,878)
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       (vii)   Multiplier for determining
               registration fee
               (See Instruction C.9):                        X         .0001288
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       (viii)  Registration fee
               due[multiply Item 5(v) by
               Item 5(vii] (enter "0" if
               no fee is due):                               =   $            0
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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 7.    Interest due - If this form is being filed more than
       90 days after the end of the issuer's fiscal year
       (see Instruction D):
                                                             +   $            0
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 8.    Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:
                                                             =   $            0
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

                             [_] Wire Transfer
                             [_] Mail or other means

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                                   SIGNATURE

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*      /S/ GREGORY E. DEAVENS
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                               GREGORY E. DEAVENS
                               SENIOR VICE PRESIDENT
                               AND CORPORATE CONTROLLER

Date: MARCH 21, 2014

 *Please print the name and title of the signing officer below the signature.

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